INCOME TAX EXPENSE (Details 1) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for loans principal	¥ 205,058,644	¥ 105,191,243
Allowance for interest and financing fee receivables	11,281,778	5,473,550
Allowance for available-for-sale investments	0	0
Net operating loss carry-forwards	5,743,768	12,610,881
Other deferred tax assets	1,275,001	1,865,154
Subtotal of deferred tax assets	223,359,191	125,140,828
Valuation allowance	(5,743,768)	(12,610,881)	¥ (21,743,157)
Total deferred tax assets	217,615,423	112,529,947
Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Available-for-sale investments	(563,040)	(34,471)
Total deferred tax liabilities	¥ (1,305,540)	¥ (776,971)